Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39591
Entity Registrant Name	iHuman Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 8, Building B
Entity Address, Adress Line Two	No. 1 Wangjing East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001814423
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Beijing, the People’s Republic of China
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	265,722,467
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares,par value US$0.0001 per share*
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	121,722,467
No Trading Symbol Flag	true
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	144,000,000
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing five Class A ordinary shares,par value US$0.0001 per share
Trading Symbol	IH
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Contact Personnel Name	Vivien Weiwei Wang
Contact Personnel Email Address	ir@ihuman.com
City Area Code	+86 10
Local Phone Number	5780-6606
Entity Address, Address Line One	Floor 8, Building B
Entity Address, Adress Line Two	No. 1 Wangjing East Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100102
Entity Address, Country	CN